Information on market risk and fair value of financial assets and liabilities (telecom activities) - Available undrawn credit facilities (Details) € in Millions	Dec. 31, 2023 EUR (€)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Available undrawn amount of credit facilities	€ 6,120
Cash equivalents	2,444
Investments at fair value	2,678
Orange SA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Available undrawn amount of credit facilities	6,000
UCITS
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash equivalents	1,979
Term deposits
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash equivalents	100
NEU Commercial Paper [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Investments at fair value	2,485
Bonds
Disclosure of nature and extent of risks arising from financial instruments [line items]
Investments at fair value	€ 166